Schedule of Stock Warrant Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Options Beginning		37,392	8,769
Weighted Average Exercise Price, Beginning		$ 19.05	$ 35.60
Weighted Average Remaining Contractual Term (years), Options Beginning			3 years 8 months 4 days	3 years 3 months
Aggregate Intrinsic Value Beginning
Number of Shares Beginning		34,526
Weighted Average Exercise Price, Vested and Exercisable Beginning		$ 19.44	$ 35.60
Weighted Average Remaining Contractual Term (years), Vested and Exercisable Beginning			3 years 5 months 19 days	3 years 3 months
Aggregate Intrinsic Value Vested and Exercisable Ending
Number of Options Unvested and non-exercisable Beginning		2,866	8,769
Weighted Average Grant Date Fair Value Beginning		$ 14.36
Aggregate Intrinsic Value Unvested and non-exercisable Beginning
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		101,930	28,623
Number of Warrants Exercised
Number of Warrants Cancelled/Forfeited		(139,322)
Number of Options Ending			37,392	8,769
Weighted Average Exercise Price, Ending			$ 19.05	$ 35.60
Aggregate Intrinsic Value Ending
Number of Shares Ending			34,526
Weighted Average Exercise Price, Vested and Exercisable Ending			$ 19.44	$ 35.60
Number of Options Unvested and non-exercisable Ending			2,866	8,769
Weighted Average Grant Date Fair Value Ending			$ 14.36
Aggregate Intrinsic Value Unvested and non-exercisable Ending
Number of Warrants Cancelled/Forfeited		139,322
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Options Beginning	81,452	81,452	81,452
Weighted Average Exercise Price, Beginning	$ 10.36	$ 10.36	$ 10.36
Weighted Average Remaining Contractual Term (years), Options Beginning	11 months 23 days	1 year 2 months 19 days	2 years 2 months 19 days	3 years 2 months 19 days
Aggregate Intrinsic Value Beginning	$ 36,030	$ 36,030	$ 82,756
Number of Shares Beginning	81,452	81,452
Weighted Average Exercise Price, Vested and Exercisable Beginning	$ 10.36	$ 10.36	$ 10.36
Weighted Average Remaining Contractual Term (years), Vested and Exercisable Beginning	11 months 23 days	1 year 2 months 19 days	2 years 2 months 19 days	3 years 2 months 19 days
Aggregate Intrinsic Value Vested and Exercisable Ending	$ 42,727	$ 36,030	$ 82,756
Number of Options Unvested and non-exercisable Beginning			81,452
Weighted Average Grant Date Fair Value Beginning
Aggregate Intrinsic Value Unvested and non-exercisable Beginning
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross
Number of Warrants Exercised
Number of Warrants Cancelled/Forfeited
Number of Options Ending	81,452	81,452	81,452	81,452
Weighted Average Exercise Price, Ending	$ 10.36	$ 10.36	$ 10.36	$ 10.36
Aggregate Intrinsic Value Ending	$ 42,727	$ 36,030	$ 36,030	$ 82,756
Number of Shares Ending	81,452	81,452	81,452
Weighted Average Exercise Price, Vested and Exercisable Ending	$ 10.36	$ 10.36	$ 10.36	$ 10.36
Number of Options Unvested and non-exercisable Ending				81,452
Weighted Average Grant Date Fair Value Ending
Aggregate Intrinsic Value Unvested and non-exercisable Ending
Number of Warrants Cancelled/Forfeited